WCM Focused Emerging Markets Fund
(Investor Class: WFEMX, Institutional Class: WCMEX)

WCM Focused Global Growth Fund
(Investor Class: WFGGX, Institutional Class: WCMGX)

Each a series of Investment Managers Series Trust

Supplement Dated September 2, 2015
To the Summary Prospectus and Prospectus
Dated September 1, 2015

Effective immediately, the following information replaces the information under “Fees and Expenses of the Fund”.

WCM Focused Emerging Markets Fund

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class Shares	Institutional Class Shares
Maximum sales charge (load) imposed on purchases	None	None
Maximum deferred sales charge (load)	None	None
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	1.00%	1.00%
Wire fee	$20	$20
Overnight check delivery fee	$25	$25
Retirement account fees (annual maintenance fee)	$15	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		1.00%		1.00%
Distribution (Rule 12b-1) fee		0.25%		None
Other expenses		3.49%		3.49%
Shareholder service fee	0.14%		0.14%
All other expenses	3.35%		3.35%
Acquired fund fees and expenses		0.01%		0.01%
Total annual fund operating expenses[1]		4.75%		4.50%
Fees waived and/or expenses reimbursed[2]		(3.09%)		(3.09%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses[1,2]		1.66%		1.41%

[1]	The “Total annual fund operating expenses” and “Total annual fund operating expenses after fee waiver and/or expense reimbursements” do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which table reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.65% and 1.40% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2025, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.

Please file this Supplement with your records.

WCM Focused Global Growth Fund

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class Shares	Institutional Class Shares
Maximum sales charge (load) imposed on purchases	None	None
Maximum deferred sales charge (load)	None	None
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	1.00%	1.00%
Wire fee	$20	$20
Overnight check delivery fee	$25	$25
Retirement account fees (annual maintenance fees	$15	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.85%		0.85%
Distribution (Rule 12b-1) fee		0.25%		None
Other expenses		63.57%		63.57%
Shareholder service fee	0.15%		0.15%
All other expenses	63.42%		63.42%
Acquired fund fees and expenses		0.01%		0.01%
Total annual fund operating expenses[1]		64.68%		64.43%
Fees waived and/or expenses reimbursed[2]		(63.17%)		(63.17%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses [1,2]		1.51%		1.26%

[1]	The “Total annual fund operating expenses” and “Total annual fund operating expenses after fee waiver and/or expense reimbursements” do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which table reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2025 and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.

Please file this Supplement with your records.